BASIS OF PRESENTATION (Tables)	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of subsidiaries

Company Name	Registered	Holding	Functional Currency
Vicinity Motor Corp.	British Columbia	Parent Company	United States Dollar
Vicinity Motor (Bus) Corp.	British Columbia	100%	Canadian Dollar
Vicinity Motor (Bus) USA Corp.	United States	100%	United States Dollar